Derivative instruments - Gross Fair Value of Derivatives Receivable (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Investments at fair value	$ 57,423,253,583	$ 48,456,994,446
Total liabilities at fair value	2,905,882	2,699,765
Derivatives
EBP, Derivative [Line Items]
Investments at fair value	468,317	786,901
Total liabilities at fair value	639,310	522,502
Interest rate
EBP, Derivative [Line Items]
Investments at fair value	186,527	37,039
Total liabilities at fair value	384,421	468,510
Credit derivatives
EBP, Derivative [Line Items]
Investments at fair value	122,416	4,983
Total liabilities at fair value	2,308	9,839
Foreign exchange
EBP, Derivative [Line Items]
Investments at fair value	159,374	744,879
Total liabilities at fair value	$ 252,581	$ 44,153